Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	$ 189,555		$ 202,068		$ 210,242
Charge-offs	(45,797)		(46,394)		(57,639)
Recoveries	29,666		33,881		38,465
Provision/(provision credit) for loan losses	7,000		0		11,000
Ending Balance	180,424		189,555		202,068
Allowance - individually evaluated for impairment	28,814		41,767		45,818
Allowance - collectively evaluated for impairment	147,573		144,620		155,527
Allowance - purchased credit-impaired loans	4,037		3,168		723
Individually evaluated for impairment	240,533		259,713		298,778
Collectively evaluated for impairment	27,204,542		27,219,667		19,243,664
Purchased credit-impaired loans	90,457		179,549		47,078
Total loans, net of unearned income	27,535,532	[1]	27,658,929	[1]	19,589,520
Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	126,638
Ending Balance	130,258		126,638
Allowance - individually evaluated for impairment	1,074		6,176
Allowance - collectively evaluated for impairment	126,361		117,649
Allowance - purchased credit-impaired loans	2,823		2,813
Individually evaluated for impairment	50,558		45,431
Collectively evaluated for impairment	20,437,747		20,091,018
Purchased credit-impaired loans	56,893		135,519
Commercial | C&I
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	98,211		89,398		73,637
Charge-offs	(15,492)		(17,657)		(18,460)
Recoveries	4,201		4,568		6,795
Provision/(provision credit) for loan losses	12,027		21,902		27,426
Ending Balance	98,947		98,211		89,398
Allowance - individually evaluated for impairment	1,074		6,044		4,219
Allowance - collectively evaluated for impairment	95,050		89,358		85,015
Allowance - purchased credit-impaired loans	2,823		2,809		164
Individually evaluated for impairment	48,592		43,024		47,962
Collectively evaluated for impairment	16,424,006		15,909,110		12,059,593
Purchased credit-impaired loans	41,730		105,139		40,532
Total loans, net of unearned income	16,514,328		16,057,273		12,148,087
Commercial | Commercial real estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	28,427		33,852		25,159
Charge-offs	(783)		(195)		(1,371)
Recoveries	339		966		1,927
Provision/(provision credit) for loan losses	3,328		(6,196)		8,137
Ending Balance	31,311		28,427		33,852
Allowance - individually evaluated for impairment	0		132		194
Allowance - collectively evaluated for impairment	31,311		28,291		33,503
Allowance - purchased credit-impaired loans	0		4		155
Individually evaluated for impairment	1,966		2,407		3,124
Collectively evaluated for impairment	4,013,741		4,181,908		2,127,481
Purchased credit-impaired loans	15,163		30,380		4,918
Total loans, net of unearned income	4,030,870		4,214,695		2,135,523
Consumer | Consumer Real Estate
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	39,823		51,424		80,662
Charge-offs	(9,357)		(13,156)		(21,993)
Recoveries	19,666		22,723		23,719
Provision/(provision credit) for loan losses	(23,693)		(21,168)		(30,964)
Ending Balance	26,439		39,823		51,424
Allowance - individually evaluated for impairment	17,984		23,175		28,802
Allowance - collectively evaluated for impairment	7,368		16,293		22,218
Allowance - purchased credit-impaired loans	1,087		355		404
Individually evaluated for impairment	118,434		128,895		153,460
Collectively evaluated for impairment	6,099,272		6,311,817		4,439,143
Purchased credit-impaired loans	31,810		38,530		1,576
Total loans, net of unearned income	6,249,516		6,479,242		4,594,179
Consumer | Permanent Mortgage
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	13,113		15,222		18,899
Charge-offs	(477)		(2,179)		(1,591)
Recoveries	1,421		2,509		2,403
Provision/(provision credit) for loan losses	(3,057)		(2,439)		(4,489)
Ending Balance	11,000		13,113		15,222
Allowance - individually evaluated for impairment	9,419		12,105		12,470
Allowance - collectively evaluated for impairment	1,581		1,008		2,752
Allowance - purchased credit-impaired loans	0		0		0
Individually evaluated for impairment	70,846		84,794		93,926
Collectively evaluated for impairment	151,602		203,026		258,772
Purchased credit-impaired loans	0		0		0
Total loans, net of unearned income	222,448		287,820		352,698
Consumer | Credit card & other
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance	9,981		12,172		11,885
Charge-offs	(19,688)		(13,207)		(14,224)
Recoveries	4,039		3,115		3,621
Provision/(provision credit) for loan losses	18,395		7,901		10,890
Ending Balance	12,727		9,981		12,172
Allowance - individually evaluated for impairment	337		311		133
Allowance - collectively evaluated for impairment	12,263		9,670		12,039
Allowance - purchased credit-impaired loans	127		0		0
Individually evaluated for impairment	695		593		306
Collectively evaluated for impairment	515,921		613,806		358,675
Purchased credit-impaired loans	1,754		5,500		52
Total loans, net of unearned income	$ 518,370		$ 619,899		$ 359,033

[1]	December 31, 2018 and 2017 include $28.6 million and $22.7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.